Transamerica Sustainable Growth Equity

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 96.5%
Aerospace & Defense - 1.8%
Hexcel Corp.	1,410	$ 99,659

Automobile Components - 3.2%
Aptiv PLC (A)	930	101,826
Visteon Corp. (A)	540	83,208

		185,034

Biotechnology - 2.4%
Ascendis Pharma AS, ADR (A)	1,535	138,380

Broadline Retail - 6.3%
Amazon.com, Inc. (A)	2,680	358,262

Capital Markets - 1.9%
S&P Global, Inc.	280	110,463

Construction & Engineering - 1.9%
WillScot Mobile Mini Holdings Corp. (A)	2,210	105,970

Consumer Staples Distribution & Retail - 3.0%
Costco Wholesale Corp.	305	171,004

Containers & Packaging - 1.6%
Avery Dennison Corp.	495	91,085

Diversified Consumer Services - 1.0%
Bright Horizons Family Solutions, Inc. (A)	570	55,307

Electrical Equipment - 3.5%
AMETEK, Inc.	565	89,609
Hubbell, Inc.	355	110,760

		200,369

Electronic Equipment, Instruments & Components - 1.8%
CDW Corp.	555	103,824

Energy Equipment & Services - 0.8%
ChampionX Corp.	1,220	43,432

Financial Services - 3.7%
Visa, Inc., Class A	885	210,391

Health Care Equipment & Supplies - 1.8%
Inspire Medical Systems, Inc. (A)	350	100,734

Health Care Providers & Services - 2.7%
UnitedHealth Group, Inc.	305	154,443

Interactive Media & Services - 7.6%
Alphabet, Inc., Class A (A)	1,625	215,670
Alphabet, Inc., Class C (A)	1,640	218,300

		433,970

Life Sciences Tools & Services - 4.8%
Bio-Rad Laboratories, Inc., Class A (A)	220	89,179
Bio-Techne Corp.	940	78,396
ICON PLC (A)	425	106,849

		274,424

Pharmaceuticals - 2.7%
Eli Lilly & Co.	333	151,365

Professional Services - 0.8%
Genpact Ltd.	1,240	44,752

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 7.0%
Applied Materials, Inc.	690	$ 104,597
NVIDIA Corp.	635	296,729

		401,326

Software - 23.8%
Cadence Design Systems, Inc. (A)	325	76,053
Fortinet, Inc. (A)	1,230	95,596
Microsoft Corp.	2,085	700,393
Salesforce, Inc. (A)	795	178,883
ServiceNow, Inc. (A)	190	110,770
Splunk, Inc. (A)	860	93,164
Workday, Inc., Class A (A)	425	100,780

		1,355,639

Technology Hardware, Storage & Peripherals - 11.1%
Apple, Inc.	3,210	630,605

Textiles, Apparel & Luxury Goods - 1.3%
Lululemon Athletica, Inc. (A)	190	71,921

Total Common Stocks (Cost $4,842,832)		5,492,359

Total Investments (Cost $4,842,832)		5,492,359
Net Other Assets (Liabilities) - 3.5%		201,026

Net Assets - 100.0%		$ 5,693,385

Transamerica Funds	Page 1

Transamerica Sustainable Growth Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$5,492,359	$—	$—	$5,492,359

Total Investments	$5,492,359	$—	$—	$5,492,359

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Funds	Page 2

Transamerica Sustainable Growth Equity

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Sustainable Growth Equity (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Funds	Page 3